Risk management - Additional Information (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2021 CAD ($) bbl Mcf	Dec. 31, 2020 CAD ($)
Disclosure of risk management strategy [line items]
Senior notes	[1]	$ 376.4	$ 455.3
Senior notes		$ 54.4	49.3
Risk management, description		the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Maximum exposure to credit risk		$ 70.7	41.6
Accounts receivable, carrying value		68.9	40.8
Derivative financial assets, fair value		$ 1.8	$ 0.8
Percentage of long term debt instruments exposed to changes in short term interest rates		82.00%	87.00%
Fixed interest rate debt instruments outstanding		$ 70.9	$ 60.3
Fixed interest rate debt instruments average remaining term		10 months 24 days	10 months 24 days
Average interest rate		8.70%	5.20%
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value		$ 1.8	$ 5.7
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | Mcf		0.50
Maximum percentage of volumes to be hedged net of royalties		80.00%
CrudeOil [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | bbl		1.00
Maximum percentage of volumes to be hedged net of royalties		80.00%
barrels of OIL [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount		$ 0.4
MCF Of Gas [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount		1.2
Senior notes [member]
Disclosure of risk management strategy [line items]
Senior notes		$ 54.9	$ 60.3

[1]	The PROP limited recourse amortizing loan and associated net income on the 45 percent PROP partnership interested acquired in November 2021 is not included in the debt to capitalization calculations.